Quarterly Holdings Report
for

Fidelity® Small Cap Growth Index Fund

September 30, 2019

SGR-QTLY-1119
1.9896348.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
Bandwidth, Inc. (a)	164	$10,678
Cogent Communications Group, Inc.	509	28,046
IDT Corp. Class B (a)	148	1,558
Ooma, Inc. (a)	243	2,527
ORBCOMM, Inc. (a)	677	3,223
Pareteum Corp. (a)	577	744
PDVWireless, Inc. (a)	130	4,706
Vonage Holdings Corp. (a)	1,859	21,007
		72,489
Entertainment - 0.2%
Eros International PLC (a)	70	134
Glu Mobile, Inc. (a)	1,411	7,041
IMAX Corp. (a)	638	14,004
LiveXLive Media, Inc. (a)	377	756
Rosetta Stone, Inc. (a)	35	609
		22,544
Interactive Media & Services - 0.8%
Care.com, Inc. (a)	246	2,571
CarGurus, Inc. Class A (a)	899	27,824
Cars.com, Inc. (a)	103	925
Eventbrite, Inc.	428	7,580
EverQuote, Inc. Class A (a)	110	2,347
Liberty TripAdvisor Holdings, Inc. (a)	893	8,403
MeetMe, Inc. (a)	557	1,824
QuinStreet, Inc. (a)	551	6,937
Travelzoo, Inc. (a)	58	620
TrueCar, Inc. (a)	1,070	3,638
Yelp, Inc. (a)	841	29,225
		91,894
Media - 0.6%
Central European Media Enterprises Ltd. Class A (a)	1,054	4,738
Clear Channel Outdoor Holdings, Inc. (a)	136	343
Entravision Communication Corp. Class A	141	448
Fluent, Inc. (a)	471	1,288
Gray Television, Inc. (a)	457	7,458
Hemisphere Media Group, Inc. (a)	194	2,371
Liberty Media Corp.:
Liberty Braves Class A (a)	92	2,560
Liberty Braves Class C (a)	462	12,821
Loral Space & Communications Ltd. (a)	153	6,334
MDC Partners, Inc. Class A (a)	665	1,875
Meredith Corp.	475	17,414
National CineMedia, Inc.	83	681
TechTarget, Inc. (a)	273	6,149
		64,480
Wireless Telecommunication Services - 0.2%
Airgain, Inc. (a)	109	1,281
Boingo Wireless, Inc. (a)	518	5,750
Gogo, Inc. (a)	660	3,980
Shenandoah Telecommunications Co.	578	18,363
		29,374

TOTAL COMMUNICATION SERVICES		280,781

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.9%
Dorman Products, Inc. (a)	324	25,771
Fox Factory Holding Corp. (a)	453	28,195
Gentherm, Inc. (a)	397	16,311
LCI Industries	295	27,096
Standard Motor Products, Inc.	53	2,573
Stoneridge, Inc. (a)	33	1,022
		100,968
Automobiles - 0.1%
REV Group, Inc.	59	674
Winnebago Industries, Inc.	268	10,278
		10,952
Distributors - 0.1%
Core-Mark Holding Co., Inc.	550	17,663
Diversified Consumer Services - 1.0%
Career Education Corp. (a)	820	13,030
Chegg, Inc. (a)	1,405	42,080
Collectors Universe, Inc.	96	2,734
K12, Inc. (a)	37	977
Regis Corp. (a)	21	425
Select Interior Concepts, Inc. (a)	69	895
Sotheby's Class A (Ltd. vtg.) (a)	383	21,823
Strategic Education, Inc.	258	35,057
		117,021
Hotels, Restaurants & Leisure - 4.1%
Biglari Holdings, Inc. (a)	9	981
BJ's Restaurants, Inc.	252	9,788
Bloomin' Brands, Inc.	1,056	19,990
Boyd Gaming Corp.	873	20,908
Brinker International, Inc.	336	14,337
Carrols Restaurant Group, Inc. (a)	32	265
Churchill Downs, Inc.	425	52,468
Chuy's Holdings, Inc. (a)	47	1,164
Cracker Barrel Old Country Store, Inc.	233	37,897
Dave & Buster's Entertainment, Inc.	435	16,943
Denny's Corp. (a)	531	12,088
Dine Brands Global, Inc.	119	9,027
Drive Shack, Inc. (a)	665	2,866
Eldorado Resorts, Inc. (a)	799	31,856
Empire Resorts, Inc. (a)	24	231
Everi Holdings, Inc. (a)	844	7,140
Golden Entertainment, Inc. (a)	96	1,276
Habit Restaurants, Inc. Class A (a)	73	638
Inspired Entertainment, Inc. (a)	86	618
Jack in the Box, Inc.	45	4,100
Kura Sushi U.S.A., Inc. Class A (a)	22	432
Lindblad Expeditions Holdings (a)	272	4,559
Marriott Vacations Worldwide Corp.	95	9,843
Monarch Casino & Resort, Inc. (a)	108	4,503
Nathan's Famous, Inc.	12	862
Noodles & Co. (a)	330	1,868
Papa John's International, Inc.	234	12,250
Penn National Gaming, Inc. (a)	156	2,906
PlayAGS, Inc. (a)	329	3,382
Red Rock Resorts, Inc.	852	17,300
Ruth's Hospitality Group, Inc.	328	6,696
Scientific Games Corp. Class A (a)	664	13,512
SeaWorld Entertainment, Inc. (a)	559	14,713
Shake Shack, Inc. Class A (a)	351	34,412
Texas Roadhouse, Inc. Class A	799	41,963
The Cheesecake Factory, Inc.	494	20,590
Wingstop, Inc.	329	28,715
YETI Holdings, Inc.	379	10,612
		473,699
Household Durables - 2.0%
Cavco Industries, Inc. (a)	105	20,169
Century Communities, Inc. (a)	140	4,288
GoPro, Inc. Class A (a)	1,413	7,326
Green Brick Partners, Inc. (a)	5	54
Hamilton Beach Brands Holding Co. Class A	78	1,261
Helen of Troy Ltd. (a)	303	47,771
Hooker Furniture Corp.	8	172
Installed Building Products, Inc. (a)	277	15,883
iRobot Corp. (a)	333	20,536
KB Home	214	7,276
La-Z-Boy, Inc.	221	7,423
LGI Homes, Inc.(a)	244	20,330
Lovesac (a)	112	2,091
Purple Innovation, Inc. (a)	12	90
Skyline Champion Corp. (a)	610	18,355
Sonos, Inc. (a)	837	11,224
Taylor Morrison Home Corp. (a)	182	4,721
TopBuild Corp. (a)	411	39,633
Universal Electronics, Inc. (a)	149	7,584
Zagg, Inc. (a)	21	132
		236,319
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	300	4,439
Duluth Holdings, Inc. (a)	121	1,026
Groupon, Inc. (a)	5,498	14,625
Leaf Group Ltd. (a)	192	806
Overstock.com, Inc. (a)	50	530
PetMed Express, Inc.	66	1,189
Quotient Technology, Inc. (a)	91	712
Shutterstock, Inc. (a)	222	8,019
Stitch Fix, Inc. (a)	458	8,817
The RealReal, Inc.	54	1,207
The Rubicon Project, Inc. (a)	412	3,589
Waitr Holdings, Inc. (a)	131	168
		45,127
Leisure Products - 0.2%
Clarus Corp.	165	1,935
Johnson Outdoors, Inc. Class A	39	2,284
Malibu Boats, Inc. Class A (a)	244	7,486
Marine Products Corp.	83	1,175
MCBC Holdings, Inc. (a)	234	3,492
Sturm, Ruger & Co., Inc.	177	7,392
		23,764
Specialty Retail - 2.3%
Aaron's, Inc. Class A	725	46,589
America's Car Mart, Inc. (a)	77	7,061
American Eagle Outfitters, Inc.	1,771	28,726
Asbury Automotive Group, Inc. (a)	234	23,945
At Home Group, Inc. (a)	38	366
Boot Barn Holdings, Inc. (a)	333	11,622
Camping World Holdings, Inc.	407	3,622
DSW, Inc. Class A	277	4,742
Hibbett Sports, Inc. (a)	13	298
Hudson Ltd. (a)	31	380
Lithia Motors, Inc. Class A (sub. vtg.)	165	21,843
Lumber Liquidators Holdings, Inc. (a)	61	602
MarineMax, Inc. (a)	12	186
Monro, Inc.	395	31,209
Murphy U.S.A., Inc. (a)	60	5,118
National Vision Holdings, Inc. (a)	949	22,842
Rent-A-Center, Inc.	593	15,293
RH (a)	57	9,737
Sleep Number Corp. (a)	313	12,933
Tailored Brands, Inc.	563	2,477
The Children's Place Retail Stores, Inc.	183	14,089
Winmark Corp.	10	1,764
		265,444
Textiles, Apparel & Luxury Goods - 1.2%
Centric Brands, Inc. (a)	180	452
Crocs, Inc. (a)	754	20,931
Deckers Outdoor Corp. (a)	354	52,165
Kontoor Brands, Inc.	128	4,493
Oxford Industries, Inc.	81	5,808
Steven Madden Ltd.	1,021	36,542
Superior Group of Companies, Inc.	27	435
Wolverine World Wide, Inc.	482	13,621
		134,447

TOTAL CONSUMER DISCRETIONARY		1,425,404

CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	101	36,772
Celsius Holdings, Inc. (a)	319	1,109
Coca-Cola Bottling Co. Consolidated	56	17,017
Craft Brew Alliance, Inc. (a)	12	98
MGP Ingredients, Inc.	160	7,949
National Beverage Corp.	140	6,210
New Age Beverages Corp. (a)	931	2,570
Primo Water Corp. (a)	418	5,133
		76,858
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	469	12,133
Chefs' Warehouse Holdings (a)	298	12,015
Performance Food Group Co. (a)	1,243	57,190
PriceSmart, Inc.	22	1,564
		82,902
Food Products - 1.3%
B&G Foods, Inc. Class A	73	1,380
Bridgford Foods Corp. (a)	21	634
Calavo Growers, Inc.	197	18,750
Freshpet, Inc. (a)	417	20,754
J&J Snack Foods Corp.	182	34,944
John B. Sanfilippo & Son, Inc.	102	9,853
Lancaster Colony Corp.	165	22,877
Limoneira Co.	52	955
nLIGHT, Inc. (a)	395	6,186
Sanderson Farms, Inc.	203	30,720
Tootsie Roll Industries, Inc.	176	6,537
		153,590
Household Products - 0.3%
Funko, Inc. (a)	217	4,465
WD-40 Co.	166	30,468
		34,933
Personal Products - 0.4%
elf Beauty, Inc. (a)	49	858
Inter Parfums, Inc.	206	14,414
LifeVantage Corp. (a)	163	2,233
MediFast, Inc.	134	13,886
Revlon, Inc. (a)	74	1,738
USANA Health Sciences, Inc. (a)	151	10,327
Youngevity International, Inc. (a)	96	429
		43,885
Tobacco - 0.2%
22nd Century Group, Inc. (a)	1,429	3,230
Turning Point Brands, Inc.	104	2,398
Vector Group Ltd.	1,246	14,840
		20,468

TOTAL CONSUMER STAPLES		412,636

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
DMC Global, Inc.	174	7,653
FTS International, Inc. (a)	170	381
Liberty Oilfield Services, Inc. Class A	200	2,166
RigNet, Inc. (a)	143	1,108
Solaris Oilfield Infrastructure, Inc. Class A	388	5,207
U.S. Well Services, Inc. (a)	212	464
		16,979
Oil, Gas & Consumable Fuels - 0.4%
Altus Midstream Co. (a)	645	1,825
Ardmore Shipping Corp. (a)	80	535
Brigham Minerals, Inc. Class A	143	2,846
CVR Energy, Inc.	157	6,913
Dorian LPG Ltd. (a)	72	746
Evolution Petroleum Corp.	272	1,588
Falcon Minerals Corp.	68	391
GasLog Ltd.	332	4,266
Golar LNG Ltd.	88	1,143
Goodrich Petroleum Corp. (a)	71	755
Isramco, Inc. (a)	7	859
Jagged Peak Energy, Inc. (a)	519	3,768
Matador Resources Co. (a)	150	2,480
Nextdecade Corp. (a)	130	749
PrimeEnergy Corp. (a)	5	575
Ring Energy, Inc. (a)	330	541
Rosehill Resources, Inc. (a)	137	267
SilverBow Resources, Inc. (a)	6	58
Tellurian, Inc. (a)	1,107	9,205
Uranium Energy Corp. (a)	2,145	2,091
		41,601

TOTAL ENERGY		58,580

FINANCIALS - 6.1%
Banks - 1.4%
Ameris Bancorp	121	4,869
Atlantic Capital Bancshares, Inc. (a)	16	277
Bank First National Corp.	67	4,434
Bank7 Corp.	3	56
BayCom Corp. (a)	43	977
Cambridge Bancorp	13	975
Central Pacific Financial Corp.	25	710
Century Bancorp, Inc. Class A (non-vtg.)	6	526
City Holding Co.	17	1,296
CNB Financial Corp., Pennsylvania	7	201
Coastal Financial Corp. of Washington (a)	53	801
ConnectOne Bancorp, Inc.	98	2,176
CrossFirst Bankshares, Inc. (a)	4	57
Eagle Bancorp, Inc.	25	1,116
Esquire Financial Holdings, Inc. (a)	30	744
Fidelity D & D Bancorp, Inc.	16	996
First Capital, Inc.	3	173
First Financial Bankshares, Inc.	1,572	52,395
First Financial Corp., Indiana	11	478
First Foundation, Inc.	140	2,139
Glacier Bancorp, Inc.	144	5,826
Hanmi Financial Corp.	41	770
HarborOne Bancorp, Inc.	128	1,288
Heritage Commerce Corp.	56	658
HomeTrust Bancshares, Inc.	46	1,199
Independent Bank Corp.	68	1,449
Independent Bank Corp., Massachusetts	40	2,986
Independent Bank Group, Inc.	109	5,734
Investar Holding Corp.	36	857
Lakeland Financial Corp.	234	10,291
LegacyTexas Financial Group, Inc.	232	10,099
Malvern Bancorp, Inc. (a)	13	284
Midland States Bancorp, Inc.	18	469
National Bank Holdings Corp.	109	3,727
Northeast Bank	9	200
Oak Valley Bancorp Oakdale California	3	50
PCSB Financial Corp.	12	240
People's Utah Bancorp	11	311
Preferred Bank, Los Angeles	58	3,038
Reliant Bancorp, Inc.	7	168
Richmond Mutual Bancorp., Inc. (a)	15	210
Seacoast Banking Corp., Florida (a)	114	2,885
ServisFirst Bancshares, Inc.	464	15,382
Stock Yards Bancorp, Inc.	43	1,578
The Bank of NT Butterfield & Son Ltd.	223	6,610
TriState Capital Holdings, Inc. (a)	68	1,431
Triumph Bancorp, Inc. (a)	132	4,209
Union Bankshares, Inc.	10	316
United Community Bank, Inc.	81	2,296
Unity Bancorp, Inc.	7	155
Veritex Holdings, Inc.	175	4,246
West Bancorp., Inc.	36	783
Westamerica Bancorp.	58	3,606
		168,747
Capital Markets - 1.6%
Ares Management Corp.	807	21,636
Artisan Partners Asset Management, Inc.	331	9,347
Assetmark Financial Holdings, Inc. (a)	80	2,084
Blucora, Inc. (a)	405	8,764
Cohen & Steers, Inc.	270	14,831
Cowen Group, Inc. Class A (a)	168	2,586
Diamond Hill Investment Group, Inc.	34	4,696
Federated Investors, Inc. Class B (non-vtg.)	1,166	37,790
GAMCO Investors, Inc. Class A	56	1,095
Greenhill & Co., Inc.	204	2,676
Hamilton Lane, Inc. Class A	265	15,094
Houlihan Lokey	498	22,460
Ladenburg Thalmann Financial Services, Inc.	1,358	3,218
Moelis & Co. Class A	470	15,440
Och-Ziff Capital Management Group LLC Class A	113	2,201
Phunware, Inc. (a)	369	531
PJT Partners, Inc.	163	6,634
Pzena Investment Management, Inc.	206	1,838
Safeguard Scientifics, Inc. (a)	235	2,665
Siebert Financial Corp. (a)	84	773
Silvercrest Asset Management Group Class A	95	1,169
Value Line, Inc.	11	250
Virtus Investment Partners, Inc.	10	1,106
WisdomTree Investments, Inc.	621	3,245
		182,129
Consumer Finance - 0.6%
CURO Group Holdings Corp. (a)	213	2,829
Elevate Credit, Inc. (a)	172	724
Enova International, Inc. (a)	260	5,395
First Cash Financial Services, Inc.	512	46,935
Green Dot Corp. Class A (a)	480	12,120
Regional Management Corp. (a)	52	1,464
World Acceptance Corp. (a)	45	5,738
		75,205
Diversified Financial Services - 0.2%
FB Financial Corp.	99	3,717
Focus Financial Partners, Inc. Class A (a)	366	8,711
GWG Holdings, Inc.	14	140
HF Foods Group, Inc. (a)	87	1,483
International Money Express, Inc. (a)	168	2,308
Marlin Business Services Corp.	31	781
Pennymac Financial Services, Inc.	50	1,519
Priority Technology Holdings, Inc. (a)	69	333
		18,992
Insurance - 1.4%
Crawford & Co. Class A	187	2,035
eHealth, Inc. (a)	271	18,100
Enstar Group Ltd. (a)	23	4,368
Fednat Holding Co.	72	1,007
Global Indemnity Ltd.	17	424
Goosehead Insurance	137	6,761
Health Insurance Innovations, Inc. (a)	121	3,017
Heritage Insurance Holdings, Inc.	42	628
Investors Title Co.	2	320
James River Group Holdings Ltd.	170	8,711
Kinsale Capital Group, Inc.	248	25,621
MBIA, Inc. (a)	87	803
National General Holdings Corp.	485	11,165
Palomar Holdings, Inc.	74	2,917
ProSight Global, Inc.	42	813
RLI Corp.	480	44,597
Selective Insurance Group, Inc.	318	23,910
State Auto Financial Corp.	11	356
Trupanion, Inc. (a)	333	8,465
United Fire Group, Inc.	21	987
Universal Insurance Holdings, Inc.	116	3,479
		168,484
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	186	8,459
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	452	12,498
Entegra Financial Corp. (a)	3	90
Essent Group Ltd.	596	28,411
Farmer Mac Class C (non-vtg.)	37	3,021
FS Bancorp, Inc.	5	263
Greene County Bancorp, Inc.	24	658
Hingham Institution for Savings	7	1,323
Kearny Financial Corp.	279	3,638
Meridian Bancorp, Inc. Maryland	74	1,388
Meta Financial Group, Inc.	256	8,348
NMI Holdings, Inc. (a)	795	20,877
Pioneer Bancorp, Inc. (a)	7	87
Provident Bancorp, Inc. (a)	2	48
Southern Missouri Bancorp, Inc.	5	182
United Community Financial Corp.	70	755
Walker & Dunlop, Inc.	40	2,237
Waterstone Financial, Inc.	3	52
WMI Holdings Corp. (a)	447	4,747
		88,623

TOTAL FINANCIALS		710,639

HEALTH CARE - 27.5%
Biotechnology - 11.8%
ACADIA Pharmaceuticals, Inc. (a)	1,273	45,815
Acceleron Pharma, Inc. (a)	439	17,345
ADMA Biologics, Inc. (a)	564	2,510
Aduro Biotech, Inc. (a)	643	682
Adverum Biotechnologies, Inc. (a)	665	3,624
Aeglea BioTherapeutics, Inc. (a)	43	331
Affimed NV (a)	585	1,720
Agenus, Inc. (a)	1,281	3,305
AgeX Therapeutics, Inc. (a)	232	455
Aimmune Therapeutics, Inc. (a)	540	11,308
Akero Therapeutics, Inc. (a)	43	978
Albireo Pharma, Inc. (a)	136	2,720
Alder Biopharmaceuticals, Inc. (a)	884	16,672
Aldeyra Therapeutics, Inc. (a)	179	943
Alector, Inc.	360	5,191
Allakos, Inc. (a)	236	18,557
Allogene Therapeutics, Inc.	470	12,810
Amicus Therapeutics, Inc. (a)	3,101	24,870
AnaptysBio, Inc. (a)	253	8,852
Anavex Life Sciences Corp. (a)	501	1,583
Apellis Pharmaceuticals, Inc. (a)	587	14,141
Applied Therapeutics, Inc. (a)	15	165
Arena Pharmaceuticals, Inc. (a)	485	22,198
ArQule, Inc. (a)	1,189	8,525
Arrowhead Pharmaceuticals, Inc. (a)	1,131	31,872
Assembly Biosciences, Inc. (a)	27	265
Atara Biotherapeutics, Inc. (a)	600	8,472
Athersys, Inc. (a)	1,618	2,152
Atreca, Inc.	59	722
Audentes Therapeutics, Inc. (a)	548	15,393
Avid Bioservices, Inc. (a)	637	3,376
AVROBIO, Inc. (a)	248	3,502
Axcella Health, Inc.	8	45
BioCryst Pharmaceuticals, Inc. (a)	1,127	3,229
Biohaven Pharmaceutical Holding Co. Ltd. (a)	473	19,734
Biospecifics Technologies Corp. (a)	76	4,068
Blueprint Medicines Corp. (a)	591	43,421
Bridgebio Pharma, Inc.	202	4,337
Calithera Biosciences, Inc. (a)	67	207
Calyxt, Inc. (a)	110	620
CareDx, Inc. (a)	471	10,649
CASI Pharmaceuticals, Inc. (a)	510	1,703
Catalyst Pharmaceutical Partners, Inc. (a)	1,152	6,117
Cel-Sci Corp. (a)	302	2,700
Celcuity, Inc. (a)	65	1,104
Cellular Biomedicine Group, Inc. (a)	114	1,694
ChemoCentryx, Inc. (a)	505	3,424
Clovis Oncology, Inc. (a)	628	2,468
Coherus BioSciences, Inc. (a)	311	6,301
Constellation Pharmaceuticals, Inc. (a)	160	1,034
Corbus Pharmaceuticals Holdings, Inc. (a)	733	3,570
Cortexyme, Inc.	31	773
Crinetics Pharmaceuticals, Inc. (a)	136	2,045
Cue Biopharma, Inc. (a)	249	2,099
Cytokinetics, Inc. (a)	619	7,044
CytomX Therapeutics, Inc. (a)	557	4,111
Deciphera Pharmaceuticals, Inc. (a)	223	7,569
Denali Therapeutics, Inc. (a)	560	8,579
Dicerna Pharmaceuticals, Inc. (a)	604	8,673
Dynavax Technologies Corp. (a)	915	3,271
Eagle Pharmaceuticals, Inc. (a)	109	6,166
Editas Medicine, Inc. (a)	606	13,780
Eidos Therapeutics, Inc. (a)	133	4,784
Eiger Biopharmaceuticals, Inc. (a)	293	3,003
Emergent BioSolutions, Inc. (a)	552	28,859
Enanta Pharmaceuticals, Inc. (a)	209	12,557
Enochian Biosciences, Inc. (a)	13	72
Epizyme, Inc. (a)	693	7,148
Esperion Therapeutics, Inc. (a)	303	11,108
Evelo Biosciences, Inc. (a)	25	153
Fate Therapeutics, Inc. (a)	639	9,924
FibroGen, Inc. (a)	844	31,211
Flexion Therapeutics, Inc. (a)	402	5,509
Forty Seven, Inc. (a)	282	1,810
Galectin Therapeutics, Inc. (a)	512	1,879
Genomic Health, Inc. (a)	320	21,702
Global Blood Therapeutics, Inc. (a)	701	34,013
GlycoMimetics, Inc. (a)	435	1,875
Gossamer Bio, Inc.	276	4,634
Gritstone Oncology, Inc.	64	553
Halozyme Therapeutics, Inc. (a)	1,713	26,569
Harpoon Therapeutics, Inc.	32	437
Heron Therapeutics, Inc. (a)	896	16,576
Homology Medicines, Inc. (a)	297	5,376
ImmunoGen, Inc. (a)	989	2,393
Immunomedics, Inc. (a)	1,919	25,446
Inovio Pharmaceuticals, Inc. (a)	1,160	2,378
Insmed, Inc. (a)	1,080	19,051
Intellia Therapeutics, Inc. (a)	314	4,192
Intercept Pharmaceuticals, Inc. (a)	305	20,240
Intrexon Corp. (a)	238	1,361
Invitae Corp. (a)	1,033	19,906
Iovance Biotherapeutics, Inc. (a)	1,390	25,298
Ironwood Pharmaceuticals, Inc. Class A (a)	1,836	15,762
Kadmon Holdings, Inc. (a)	1,607	4,050
Kaleido Biosciences, Inc. (a)	59	444
Kalvista Pharmaceuticals, Inc. (a)	133	1,543
Karuna Therapeutics, Inc. (a)	40	653
Karyopharm Therapeutics, Inc. (a)	716	6,888
Kindred Biosciences, Inc. (a)	456	3,124
Kiniksa Pharmaceuticals Ltd. (a)	148	1,259
Kodiak Sciences, Inc.	286	4,113
Krystal Biotech, Inc. (a)	126	4,375
Kura Oncology, Inc. (a)	412	6,250
La Jolla Pharmaceutical Co. (a)	258	2,270
Lexicon Pharmaceuticals, Inc. (a)	476	1,433
Ligand Pharmaceuticals, Inc. Class B (a)	36	3,583
Liquidia Technologies, Inc. (a)	151	538
LogicBio Therapeutics, Inc.	94	1,016
Macrogenics, Inc. (a)	278	3,547
Madrigal Pharmaceuticals, Inc. (a)	91	7,846
Magenta Therapeutics, Inc. (a)	239	2,452
MannKind Corp. (a)	2,304	2,880
Marker Therapeutics, Inc. (a)	317	1,620
MediciNova, Inc. (a)	506	4,025
MEI Pharma, Inc. (a)	761	1,278
MeiraGTx Holdings PLC (a)	212	3,381
Minerva Neurosciences, Inc. (a)	313	2,426
Mirati Therapeutics, Inc. (a)	330	25,710
Molecular Templates, Inc. (a)	123	811
Momenta Pharmaceuticals, Inc. (a)	1,193	15,461
Myriad Genetics, Inc. (a)	103	2,949
Natera, Inc. (a)	677	22,206
NextCure, Inc.	33	1,018
Novavax, Inc. (a)	100	502
OncoCyte Corp. (a)	239	502
Organogenesis Holdings, Inc. Class A (a)	120	788
OvaScience, Inc. (a)	103	732
Palatin Technologies, Inc. (a)	2,532	2,301
Pfenex, Inc. (a)	369	3,114
PhaseBio Pharmaceuticals, Inc. (a)	170	709
Pieris Pharmaceuticals, Inc. (a)	583	1,988
Portola Pharmaceuticals, Inc. (a)	905	24,272
Precision BioSciences, Inc. (a)	105	881
Prevail Therapeutics, Inc.	66	810
Principia Biopharma, Inc.	154	4,349
Progenics Pharmaceuticals, Inc. (a)	1,071	5,414
Protagonist Therapeutics, Inc. (a)	138	1,657
PTC Therapeutics, Inc. (a)	684	23,133
Puma Biotechnology, Inc. (a)	376	4,048
Ra Pharmaceuticals, Inc. (a)	423	10,004
Radius Health, Inc. (a)	548	14,111
Recro Pharma, Inc. (a)	240	2,659
REGENXBIO, Inc. (a)	407	14,489
Repligen Corp. (a)	626	48,008
Replimune Group, Inc. (a)	147	2,043
Retrophin, Inc. (a)	494	5,725
Rigel Pharmaceuticals, Inc. (a)	1,902	3,557
Rocket Pharmaceuticals, Inc. (a)	359	4,182
Rubius Therapeutics, Inc. (a)	432	3,391
Sangamo Therapeutics, Inc. (a)	950	8,598
Savara, Inc. (a)	381	1,010
Scholar Rock Holding Corp. (a)	221	1,978
Seres Therapeutics, Inc. (a)	469	1,881
Solid Biosciences, Inc. (a)	36	372
Sorrento Therapeutics, Inc. (a)	1,531	3,276
Spark Therapeutics, Inc. (a)	415	40,247
Spectrum Pharmaceuticals, Inc. (a)	1,250	10,369
Stemline Therapeutics, Inc. (a)	535	5,569
Stoke Therapeutics, Inc.	92	1,977
Syndax Pharmaceuticals, Inc. (a)	234	1,748
Synthorx, Inc.	109	1,773
Syros Pharmaceuticals, Inc. (a)	419	4,349
TCR2 Therapeutics, Inc.	13	195
TG Therapeutics, Inc. (a)	886	4,975
The Medicines Company (a)	304	15,200
Tocagen, Inc. (a)	210	139
Translate Bio, Inc. (a)	357	3,538
TransMedics Group, Inc.	65	1,544
Twist Bioscience Corp.	266	6,352
Tyme, Inc. (a)	666	793
Ultragenyx Pharmaceutical, Inc. (a)	652	27,893
UNITY Biotechnology, Inc. (a)	244	1,488
Vanda Pharmaceuticals, Inc. (a)	608	8,074
VBI Vaccines, Inc. (a)	908	428
Veracyte, Inc. (a)	564	13,536
Vericel Corp. (a)	517	7,827
Viking Therapeutics, Inc. (a)	69	475
Voyager Therapeutics, Inc. (a)	279	4,802
X4 Pharmaceuticals, Inc. (a)	151	1,919
Xbiotech, Inc. (a)	239	2,500
Xencor, Inc. (a)	564	19,024
Y-mAbs Therapeutics, Inc.	248	6,463
ZIOPHARM Oncology, Inc. (a)	1,952	8,355
		1,378,553
Health Care Equipment & Supplies - 7.2%
Accuray, Inc. (a)	1,041	2,884
Alphatec Holdings, Inc. (a)	437	2,194
Antares Pharma, Inc. (a)	1,921	6,426
Atricure, Inc. (a)	447	11,148
Atrion Corp.	17	13,246
Avedro, Inc.	100	2,270
AxoGen, Inc. (a)	407	5,079
Axonics Modulation Technologies, Inc. (a)	187	5,034
BioLife Solutions, Inc. (a)	79	1,313
BioSig Technologies, Inc. (a)	183	1,510
Bovie Medical Corp. (a)	52	352
Cardiovascular Systems, Inc. (a)	413	19,626
Cerus Corp. (a)	1,496	7,712
ConforMis, Inc. (a)	756	1,406
CONMED Corp.	328	31,537
Corindus Vascular Robotics, Inc. (a)	1,110	4,751
Cryolife, Inc. (a)	432	11,729
CryoPort, Inc. (a)	378	6,182
Cutera, Inc. (a)	171	4,998
CytoSorbents Corp. (a)	345	1,735
Genmark Diagnostics, Inc. (a)	667	4,042
Glaukos Corp. (a)	436	27,254
Globus Medical, Inc. (a)	916	46,826
Haemonetics Corp. (a)	618	77,955
Heska Corp. (a)	82	5,811
Inogen, Inc. (a)	218	10,444
Inspire Medical Systems, Inc. (a)	162	9,885
Integer Holdings Corp. (a)	283	21,383
IntriCon Corp. (a)	104	2,022
IRadimed Corp. (a)	53	1,114
iRhythm Technologies, Inc. (a)	295	21,862
Lantheus Holdings, Inc. (a)	455	11,405
LeMaitre Vascular, Inc.	169	5,776
LivaNova PLC (a)	462	34,091
Meridian Bioscience, Inc.	38	361
Merit Medical Systems, Inc. (a)	648	19,738
Mesa Laboratories, Inc.	47	11,175
Misonix, Inc. (a)	86	1,729
Natus Medical, Inc. (a)	403	12,832
Neogen Corp. (a)	618	42,092
Nevro Corp. (a)	361	31,035
Novocure Ltd. (a)	1,049	78,431
NuVasive, Inc. (a)	625	39,613
Orthofix International NV (a)	165	8,748
OrthoPediatrics Corp. (a)	109	3,843
Pulse Biosciences, Inc. (a)	142	2,192
Quanterix Corp. (a)	162	3,558
Quidel Corp. (a)	428	26,258
Rockwell Medical Technologies, Inc. (a)	716	1,976
Senseonics Holdings, Inc. (a)	1,375	1,359
Shockwave Medical, Inc. (a)	84	2,514
SI-BONE, Inc.	198	3,499
Sientra, Inc. (a)	408	2,644
Silk Road Medical, Inc.	143	4,652
Soliton, Inc.	63	673
Staar Surgical Co. (a)	538	13,870
SurModics, Inc. (a)	160	7,318
Tactile Systems Technology, Inc. (a)	221	9,353
Tandem Diabetes Care, Inc. (a)	678	39,988
TransEnterix, Inc. (a)	1,538	953
Utah Medical Products, Inc.	37	3,546
Vapotherm, Inc.	190	1,799
Varex Imaging Corp. (a)	197	5,622
ViewRay, Inc. (a)	871	2,526
Wright Medical Group NV (a)	1,523	31,419
Zynex, Inc.	186	1,769
		838,087
Health Care Providers & Services - 3.2%
Addus HomeCare Corp. (a)	124	9,831
Amedisys, Inc. (a)	379	49,653
American Renal Associates Holdings, Inc. (a)	84	531
AMN Healthcare Services, Inc. (a)	557	32,061
Apollo Medical Holdings, Inc. (a)	324	5,709
Avalon GloboCare Corp. (a)	214	400
BioScrip, Inc. (a)	153	490
BioTelemetry, Inc. (a)	393	16,007
Castle Biosciences, Inc.	32	579
Catasys, Inc. (a)	85	1,340
Corvel Corp. (a)	106	8,024
Cross Country Healthcare, Inc. (a)	63	649
G1 Therapeutics, Inc. (a)	234	5,331
Genesis HealthCare, Inc. Class A (a)	947	1,051
Hanger, Inc. (a)	67	1,365
HealthEquity, Inc. (a)	838	47,888
LHC Group, Inc. (a)	364	41,336
Magellan Health Services, Inc. (a)	149	9,253
National Research Corp. Class A	147	8,489
Neuronetics, Inc. (a)	149	1,238
OptiNose, Inc. (a)	311	2,177
PetIQ, Inc. Class A (a)	232	6,324
Providence Service Corp. (a)	135	8,027
R1 RCM, Inc. (a)	1,265	11,296
RadNet, Inc. (a)	507	7,281
Select Medical Holdings Corp. (a)	1,329	22,022
Surgery Partners, Inc. (a)	35	258
Tenet Healthcare Corp. (a)	1,165	25,770
The Ensign Group, Inc.	611	28,980
The Joint Corp. (a)	165	3,071
U.S. Physical Therapy, Inc.	152	19,844
		376,275
Health Care Technology - 1.7%
Castlight Health, Inc. Class B (a)	1,182	1,667
Evolent Health, Inc. (a)	210	1,510
Health Catalyst, Inc.	87	2,753
HealthStream, Inc. (a)	118	3,055
HMS Holdings Corp. (a)	1,047	36,085
Inovalon Holdings, Inc. Class A (a)	844	13,833
Livongo Health, Inc.	154	2,686
Nextgen Healthcare, Inc. (a)	664	10,405
Omnicell, Inc. (a)	501	36,207
OptimizeRx Corp. (a)	172	2,491
Phreesia, Inc.	108	2,618
Simulations Plus, Inc.	147	5,101
Tabula Rasa HealthCare, Inc. (a)	237	13,021
Teladoc Health, Inc. (a)	864	58,510
Vocera Communications, Inc. (a)	363	8,948
		198,890
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)	328	6,091
Cambrex Corp. (a)	175	10,413
ChromaDex, Inc. (a)	452	1,779
Codexis, Inc. (a)	641	8,791
Fluidigm Corp. (a)	822	3,806
Medpace Holdings, Inc. (a)	334	28,069
Nanostring Technologies, Inc. (a)	355	7,664
NeoGenomics, Inc. (a)	1,156	22,103
Pacific Biosciences of California, Inc. (a)	1,549	7,993
Personalis, Inc. (a)	81	1,189
Syneos Health, Inc. (a)	55	2,927
		100,825
Pharmaceuticals - 2.7%
AcelRx Pharmaceuticals, Inc. (a)	289	636
Acer Therapeutics, Inc. (a)	65	207
Aerie Pharmaceuticals, Inc. (a)	516	9,918
Akcea Therapeutics, Inc. (a)	154	2,370
Akorn, Inc. (a)	127	483
Amneal Pharmaceuticals, Inc. (a)	1,147	3,326
Amphastar Pharmaceuticals, Inc. (a)	438	8,686
ANI Pharmaceuticals, Inc. (a)	107	7,798
Arvinas Holding Co. LLC (a)	222	4,784
Athenex, Inc. (a)	831	10,109
Axsome Therapeutics, Inc. (a)	308	6,234
BeyondSpring, Inc. (a)	142	2,570
Biodelivery Sciences International, Inc. (a)	992	4,176
BioXcel Therapeutics, Inc. (a)	68	479
Cara Therapeutics, Inc. (a)	402	7,349
Cerecor, Inc. (a)	248	816
Checkpoint Therapeutics, Inc. (a)	281	700
Chiasma, Inc. (a)	436	2,158
Collegium Pharmaceutical, Inc. (a)	395	4,535
Corcept Therapeutics, Inc. (a)	1,132	16,001
CorMedix, Inc. (a)	274	1,748
Cyclerion Therapeutics, Inc. (a)	277	3,357
CymaBay Therapeutics, Inc. (a)	853	4,367
Dermira, Inc. (a)	581	3,713
Dova Pharmaceuticals, Inc. (a)	106	2,963
Eloxx Pharmaceuticals, Inc. (a)	254	1,148
Endo International PLC (a)	141	453
Evofem Biosciences, Inc. (a)	156	786
Evolus, Inc. (a)	187	2,921
Eyepoint Pharmaceuticals, Inc. (a)	453	820
Fulcrum Therapeutics, Inc.	38	252
Hookipa Pharma, Inc.	21	158
Innoviva, Inc. (a)	779	8,211
Intersect ENT, Inc. (a)	377	6,413
Intra-Cellular Therapies, Inc. (a)	279	2,084
Kala Pharmaceuticals, Inc. (a)	129	491
Marinus Pharmaceuticals, Inc. (a)	571	879
Mirum Pharmaceuticals, Inc. (a)	20	201
Morphic Holding, Inc.	45	815
Mustang Bio, Inc. (a)	326	1,063
MyoKardia, Inc. (a)	538	28,057
NGM Biopharmaceuticals, Inc.	77	1,066
Ocular Therapeutix, Inc. (a)	470	1,429
Odonate Therapeutics, Inc. (a)	144	3,748
Omeros Corp. (a)	541	8,835
Pacira Biosciences, Inc. (a)	491	18,692
Paratek Pharmaceuticals, Inc. (a)	408	1,763
Phibro Animal Health Corp. Class A	218	4,650
Reata Pharmaceuticals, Inc. (a)	99	7,949
resTORbio, Inc. (a)	13	115
Revance Therapeutics, Inc. (a)	439	5,707
Rhythm Pharmaceuticals, Inc. (a)	274	5,916
SIGA Technologies, Inc. (a)	676	3,461
Spero Therapeutics, Inc. (a)	5	53
Supernus Pharmaceuticals, Inc. (a)	597	16,406
Sutro Biopharma, Inc. (a)	23	209
TherapeuticsMD, Inc. (a)	2,136	7,754
Theravance Biopharma, Inc. (a)	536	10,441
Tricida, Inc. (a)	256	7,903
Turning Point Therapeutics, Inc.	79	2,970
UroGen Pharma Ltd. (a)	229	5,457
Verrica Pharmaceuticals, Inc. (a)	62	915
WAVE Life Sciences (a)	218	4,476
Xeris Pharmaceuticals, Inc. (a)	311	3,057
Zogenix, Inc. (a)	517	20,701
Zynerba Pharmaceuticals, Inc. (a)	291	2,200
		310,108

TOTAL HEALTH CARE		3,202,738

INDUSTRIALS - 19.7%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	622	31,417
AeroVironment, Inc. (a)	258	13,818
Astronics Corp. (a)	286	8,403
Axon Enterprise, Inc. (a)	705	40,030
Cubic Corp.	56	3,944
Ducommun, Inc. (a)	21	890
Kratos Defense & Security Solutions, Inc. (a)	1,092	20,306
Mercury Systems, Inc. (a)	656	53,248
Moog, Inc. Class A	338	27,419
National Presto Industries, Inc.	4	356
Parsons Corp.	225	7,421
Triumph Group, Inc.	150	3,432
Wesco Aircraft Holdings, Inc. (a)	167	1,839
		212,523
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	695	14,609
Forward Air Corp.	340	21,665
Radiant Logistics, Inc.	493	2,549
		38,823
Airlines - 0.4%
Allegiant Travel Co.	158	23,646
Mesa Air Group, Inc. (a)	102	688
Spirit Airlines, Inc. (a)	653	23,704
		48,038
Building Products - 2.6%
AAON, Inc.	499	22,924
Advanced Drain Systems, Inc.	432	13,941
American Woodmark Corp. (a)	201	17,871
Apogee Enterprises, Inc.	272	10,605
Builders FirstSource, Inc. (a)	1,289	26,521
Continental Building Products, Inc. (a)	196	5,349
CSW Industrials, Inc.	175	12,080
GCP Applied Technologies, Inc. (a)	655	12,609
GMS, Inc. (a)	172	4,940
Jeld-Wen Holding, Inc. (a)	733	14,140
Masonite International Corp. (a)	286	16,588
Patrick Industries, Inc. (a)	186	7,976
PGT, Inc. (a)	326	5,630
Simpson Manufacturing Co. Ltd.	540	37,460
Trex Co., Inc. (a)	711	64,651
Universal Forest Products, Inc.	641	25,563
		298,848
Commercial Services & Supplies - 4.0%
ADS Waste Holdings, Inc. (a)	809	26,349
Brady Corp. Class A	475	25,199
Casella Waste Systems, Inc. Class A (a)	539	23,145
CECO Environmental Corp. (a)	19	133
Cimpress NV (a)	262	34,542
Covanta Holding Corp.	1,427	24,673
Deluxe Corp.	31	1,524
Evoqua Water Technologies Corp. (a)	891	15,165
Healthcare Services Group, Inc.	885	21,497
Heritage-Crystal Clean, Inc. (a)	132	3,498
Herman Miller, Inc.	716	33,000
HNI Corp.	411	14,591
Interface, Inc.	639	9,227
Kimball International, Inc. Class B	366	7,064
Knoll, Inc.	565	14,323
McGrath RentCorp.	200	13,918
Mobile Mini, Inc.	176	6,487
MSA Safety, Inc.	425	46,372
NRC Group Holdings Corp. (a)	114	1,418
Pitney Bowes, Inc.	991	4,529
Steelcase, Inc. Class A	240	4,416
Tetra Tech, Inc.	660	57,262
The Brink's Co.	603	50,019
U.S. Ecology, Inc.	264	16,880
Viad Corp.	241	16,183
VSE Corp.	8	273
		471,687
Construction & Engineering - 1.5%
Argan, Inc.	153	6,011
Comfort Systems U.S.A., Inc.	440	19,461
Construction Partners, Inc. Class A (a)	58	904
Dycom Industries, Inc. (a)	295	15,060
EMCOR Group, Inc.	503	43,318
Granite Construction, Inc.	89	2,860
Great Lakes Dredge & Dock Corp. (a)	664	6,939
Ies Holdings, Inc. (a)	41	844
MasTec, Inc. (a)	725	47,074
MYR Group, Inc. (a)	200	6,258
NV5 Holdings, Inc. (a)	121	8,261
Primoris Services Corp.	356	6,981
Sterling Construction Co., Inc. (a)	65	855
Williams Scotsman Corp. (a)	422	6,575
		171,401
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	88	3,107
American Superconductor Corp. (a)	70	549
AZZ, Inc.	90	3,920
Energous Corp. (a)	319	1,057
EnerSys	337	22,222
Generac Holdings, Inc. (a)	738	57,815
Plug Power, Inc. (a)	2,764	7,269
Sunrun, Inc. (a)	1,370	22,886
Thermon Group Holdings, Inc. (a)	112	2,574
TPI Composites, Inc. (a)	354	6,638
Vicor Corp. (a)	212	6,258
Vivint Solar, Inc. (a)	538	3,519
		137,814
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	429	14,354
Machinery - 4.6%
Actuant Corp. Class A	334	7,328
Alamo Group, Inc.	103	12,125
Albany International Corp. Class A	370	33,359
Barnes Group, Inc.	62	3,195
Blue Bird Corp. (a)	96	1,827
Cactus, Inc. (a)	570	16,496
Chart Industries, Inc. (a)	437	27,251
Columbus McKinnon Corp. (NY Shares)	174	6,339
Douglas Dynamics, Inc.	270	12,034
Energy Recovery, Inc. (a)	458	4,243
EnPro Industries, Inc.	21	1,442
ESCO Technologies, Inc.	290	23,072
Federal Signal Corp.	681	22,296
Franklin Electric Co., Inc.	529	25,291
Gencor Industries, Inc. (a)	30	348
Gorman-Rupp Co.	39	1,357
Graham Corp.	3	60
Harsco Corp. (a)	964	18,277
Hillenbrand, Inc.	490	15,131
John Bean Technologies Corp.	377	37,485
Kadant, Inc.	132	11,588
L.B. Foster Co. Class A (a)	8	173
Lindsay Corp.	43	3,993
Luxfer Holdings PLC sponsored	290	4,518
Meritor, Inc. (a)	789	14,597
Miller Industries, Inc.	8	266
Mueller Industries, Inc.	368	10,554
Mueller Water Products, Inc. Class A	1,127	12,667
Omega Flex, Inc.	35	3,579
ProPetro Holding Corp. (a)	553	5,027
Proto Labs, Inc. (a)	327	33,387
RBC Bearings, Inc. (a)	292	48,446
Rexnord Corp. (a)	134	3,625
Spartan Motors, Inc.	303	4,157
SPX Corp. (a)	431	17,244
Sun Hydraulics Corp.	349	14,159
Tennant Co.	218	15,413
Terex Corp.	583	15,141
Watts Water Technologies, Inc. Class A	186	17,434
Welbilt, Inc. (a)	1,567	26,420
		531,344
Marine - 0.0%
Scorpio Bulkers, Inc.	124	754
Professional Services - 2.0%
Asgn, Inc. (a)	542	34,070
Barrett Business Services, Inc.	89	7,905
BG Staffing, Inc.	52	994
CRA International, Inc.	23	965
Exponent, Inc.	622	43,478
Forrester Research, Inc.	128	4,114
Franklin Covey Co. (a)	121	4,235
FTI Consulting, Inc. (a)	40	4,240
Heidrick & Struggles International, Inc.	22	601
Huron Consulting Group, Inc. (a)	32	1,963
ICF International, Inc.	135	11,403
Insperity, Inc.	468	46,154
Kforce, Inc.	261	9,875
Korn Ferry	684	26,430
MISTRAS Group, Inc. (a)	30	492
Resources Connection, Inc.	104	1,767
TriNet Group, Inc. (a)	539	33,520
Willdan Group, Inc. (a)	122	4,280
		236,486
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	718	20,291
Heartland Express, Inc.	30	645
P.A.M. Transportation Services, Inc. (a)	15	887
Saia, Inc. (a)	190	17,803
Universal Logistics Holdings, Inc.	96	2,235
		41,861
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	464	26,355
Beacon Roofing Supply, Inc. (a)	154	5,164
EVI Industries, Inc.	51	1,628
General Finance Corp. (a)	56	495
H&E Equipment Services, Inc.	293	8,456
Herc Holdings, Inc. (a)	22	1,023
Kaman Corp.	48	2,854
Lawson Products, Inc. (a)	49	1,898
MRC Global, Inc. (a)	87	1,055
SiteOne Landscape Supply, Inc. (a)	495	36,640
Systemax, Inc.	117	2,575
Transcat, Inc. (a)	80	2,049
Willis Lease Finance Corp. (a)	3	166
		90,358

TOTAL INDUSTRIALS		2,294,291

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	459	30,019
Calix Networks, Inc. (a)	306	1,955
Cambium Networks Corp. (a)	31	301
Clearfield, Inc. (a)	125	1,481
Dasan Zhone Solutions, Inc. (a)	85	779
Extreme Networks, Inc. (a)	1,427	10,381
InterDigital, Inc.	374	19,624
Plantronics, Inc.	406	15,152
Viavi Solutions, Inc. (a)	2,775	38,864
		118,556
Electronic Equipment & Components - 2.2%
Akoustis Technologies, Inc. (a)	296	2,294
Badger Meter, Inc.	344	18,473
Cardtronics PLC (a)	365	11,038
Casa Systems, Inc. (a)	358	2,812
Coda Octopus Group, Inc. (a)	64	525
ePlus, Inc. (a)	143	10,881
Fabrinet (a)	406	21,234
FARO Technologies, Inc. (a)	198	9,573
Fitbit, Inc. (a)	554	2,111
II-VI, Inc. (a)	697	24,541
Insight Enterprises, Inc. (a)	158	8,799
Iteris, Inc. (a)	495	2,844
Itron, Inc. (a)	415	30,693
Kimball Electronics, Inc. (a)	20	290
MTS Systems Corp.	67	3,702
Napco Security Technolgies, Inc. (a)	144	3,675
Novanta, Inc. (a)	407	33,260
OSI Systems, Inc. (a)	201	20,414
Par Technology Corp. (a)	139	3,304
Plexus Corp. (a)	48	3,000
Rogers Corp. (a)	224	30,623
Sanmina Corp. (a)	189	6,069
Vishay Precision Group, Inc. (a)	95	3,110
Wrap Technologies, Inc. (a)	99	404
		253,669
IT Services - 2.9%
3PEA International, Inc. (a)	365	3,687
Brightcove, Inc. (a)	463	4,852
Carbonite, Inc. (a)	404	6,258
Cass Information Systems, Inc.	169	9,124
CSG Systems International, Inc.	399	20,620
Endurance International Group Holdings, Inc. (a)	879	3,296
EVERTEC, Inc.	733	22,884
EVO Payments, Inc. Class A (a)	419	11,782
Exela Technologies, Inc. (a)	449	530
ExlService Holdings, Inc. (a)	404	27,052
GTT Communications, Inc. (a)	408	3,843
Hackett Group, Inc.	260	4,280
i3 Verticals, Inc. Class A (a)	176	3,541
Limelight Networks, Inc. (a)	586	1,776
Maximus, Inc.	765	59,104
NIC, Inc.	797	16,458
Perficient, Inc. (a)	393	15,162
Perspecta, Inc.	122	3,187
Presidio, Inc.	90	1,521
PRG-Schultz International, Inc. (a)	234	1,205
Science Applications International Corp.	716	62,543
Ttec Holdings, Inc.	176	8,427
Tucows, Inc. (a)	113	6,120
Unisys Corp. (a)	433	3,217
Verra Mobility Corp. (a)	1,401	20,104
Virtusa Corp. (a)	354	12,751
		333,324
Semiconductors & Semiconductor Equipment - 3.2%
Adesto Technologies Corp. (a)	294	2,517
Advanced Energy Industries, Inc. (a)	460	26,409
Ambarella, Inc. (a)	155	9,739
Brooks Automation, Inc.	743	27,513
Cabot Microelectronics Corp.	350	49,424
Ceva, Inc. (a)	240	7,166
Diodes, Inc. (a)	117	4,698
DSP Group, Inc. (a)	93	1,310
Enphase Energy, Inc. (a)	1,111	24,698
FormFactor, Inc. (a)	62	1,156
Ichor Holdings Ltd. (a)	60	1,451
Impinj, Inc. (a)	177	5,457
Inphi Corp. (a)	544	33,211
Lattice Semiconductor Corp. (a)	1,510	27,610
MaxLinear, Inc. Class A (a)	787	17,613
Nanometrics, Inc. (a)	96	3,132
NVE Corp.	54	3,583
PDF Solutions, Inc. (a)	24	314
Power Integrations, Inc.	342	30,927
Rudolph Technologies, Inc. (a)	47	1,239
Semtech Corp. (a)	730	35,485
Silicon Laboratories, Inc. (a)	518	57,679
Xperi Corp.	116	2,399
		374,730
Software - 8.8%
8x8, Inc. (a)	1,136	23,538
A10 Networks, Inc. (a)	676	4,691
ACI Worldwide, Inc. (a)	1,390	43,542
Agilysys, Inc. (a)	252	6,454
Alarm.com Holdings, Inc. (a)	444	20,708
Altair Engineering, Inc. Class A (a)	466	16,133
American Software, Inc. Class A	197	2,959
AppFolio, Inc. (a)	191	18,172
Appian Corp. Class A (a)	378	17,955
Benefitfocus, Inc. (a)	346	8,238
Blackbaud, Inc.	590	53,301
BlackLine, Inc. (a)	518	24,766
Bottomline Technologies, Inc. (a)	517	20,344
Box, Inc. Class A (a)	1,730	28,649
Carbon Black, Inc. (a)	694	18,037
Cardlytics, Inc. (a)	165	5,531
ChannelAdvisor Corp. (a)	326	3,042
Cision Ltd. (a)	1,053	8,098
Cloudera, Inc. (a)	172	1,524
CommVault Systems, Inc. (a)	488	21,818
Cornerstone OnDemand, Inc. (a)	688	37,716
Digimarc Corp. (a)	133	5,199
Digital Turbine, Inc. (a)	976	6,290
Domo, Inc. Class B (a)	213	3,404
Ebix, Inc.	283	11,914
eGain Communications Corp. (a)	261	2,089
Envestnet, Inc. (a)	576	32,659
Everbridge, Inc. (a)	403	24,869
Five9, Inc. (a)	724	38,908
Forescout Technologies, Inc. (a)	496	18,808
Ideanomics, Inc. (a)	557	838
Instructure, Inc. (a)	415	16,077
Intelligent Systems Corp. (a)	84	3,489
j2 Global, Inc.	561	50,950
LivePerson, Inc. (a)	746	26,632
Majesco (a)	81	684
MicroStrategy, Inc. Class A (a)	100	14,837
Mitek Systems, Inc. (a)	447	4,314
MobileIron, Inc. (a)	1,169	7,651
Model N, Inc. (a)	383	10,632
Monotype Imaging Holdings, Inc.	209	4,140
Onespan, Inc. (a)	284	4,118
Progress Software Corp.	530	20,172
PROS Holdings, Inc. (a)	399	23,780
Q2 Holdings, Inc. (a)	522	41,170
QAD, Inc. Class A	70	3,233
Qualys, Inc. (a)	411	31,059
Rapid7, Inc. (a)	592	26,871
Rimini Street, Inc. (a)	233	1,021
SailPoint Technologies Holding, Inc. (a)	1,039	19,419
SecureWorks Corp. (a)	10	129
SharpSpring, Inc. (a)	119	1,154
ShotSpotter, Inc. (a)	102	2,349
SPS Commerce, Inc. (a)	423	19,911
SurveyMonkey	1,038	17,750
Telaria, Inc. (a)	530	3,662
TeleNav, Inc. (a)	199	951
Tenable Holdings, Inc. (a)	449	10,049
Upland Software, Inc. (a)	280	9,761
Upwork, Inc.	663	8,821
Varonis Systems, Inc. (a)	359	21,461
Verint Systems, Inc. (a)	745	31,871
VirnetX Holding Corp. (a)	745	4,023
Workiva, Inc. (a)	446	19,548
Yext, Inc. (a)	1,107	17,590
Zix Corp. (a)	641	4,641
Zuora, Inc. (a)	1,054	15,863
		1,029,977
Technology Hardware, Storage & Peripherals - 0.1%
Astro-Med, Inc.	76	1,229
Avid Technology, Inc. (a)	328	2,030
Diebold Nixdorf, Inc. (a)	476	5,331
Sonim Technologies, Inc.	45	132
		8,722

TOTAL INFORMATION TECHNOLOGY		2,118,978

MATERIALS - 3.3%
Chemicals - 2.1%
Advanced Emissions Solutions, Inc.	183	2,716
Amyris, Inc. (a)	51	243
Balchem Corp.	389	38,585
Chase Corp.	88	9,626
Ferro Corp. (a)	775	9,192
H.B. Fuller Co.	461	21,464
Ingevity Corp. (a)	508	43,099
Innospec, Inc.	254	22,642
Koppers Holdings, Inc. (a)	164	4,790
Kraton Performance Polymers, Inc. (a)	103	3,326
Marrone Bio Innovations, Inc. (a)	541	763
OMNOVA Solutions, Inc. (a)	527	5,307
Orion Engineered Carbons SA	475	7,937
PolyOne Corp.	879	28,699
Quaker Chemical Corp.	159	25,144
Sensient Technologies Corp.	268	18,398
Stepan Co.	25	2,427
Tronox Holdings PLC	512	4,250
		248,608
Construction Materials - 0.2%
Forterra, Inc. (a)	216	1,562
Foundation Building Materials, Inc. (a)	56	867
Summit Materials, Inc. (a)	257	5,705
U.S. Concrete, Inc. (a)	195	10,780
		18,914
Containers & Packaging - 0.1%
Myers Industries, Inc.	436	7,695
UFP Technologies, Inc.(a)	8	309
		8,004
Metals & Mining - 0.7%
AK Steel Holding Corp. (a)	1,584	3,596
Atkore International Group, Inc. (a)	567	17,208
Cleveland-Cliffs, Inc.	504	3,639
Compass Minerals International, Inc.	408	23,048
Kaiser Aluminum Corp.	101	9,996
Materion Corp.	99	6,075
Mayville Engineering Co., Inc.	72	950
Novagold Resources, Inc. (a)	1,979	12,025
Ryerson Holding Corp. (a)	173	1,476
Worthington Industries, Inc.	109	3,929
		81,942
Paper & Forest Products - 0.2%
Boise Cascade Co.	116	3,780
Louisiana-Pacific Corp.	209	5,137
Neenah, Inc.	170	11,070
Verso Corp. (a)	27	334
		20,321

TOTAL MATERIALS		377,789

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Alexanders, Inc.	27	9,407
American Assets Trust, Inc.	596	27,857
American Finance Trust, Inc.	88	1,228
Armada Hoffler Properties, Inc.	224	4,052
Bluerock Residential Growth (REIT), Inc.	301	3,543
CareTrust (REIT), Inc.	883	20,755
Clipper Realty, Inc.	165	1,681
Community Healthcare Trust, Inc.	140	6,237
Easterly Government Properties, Inc.	221	4,707
EastGroup Properties, Inc.	452	56,509
Essential Properties Realty Trust, Inc.	124	2,841
First Industrial Realty Trust, Inc.	331	13,094
Four Corners Property Trust, Inc.	830	23,472
Gladstone Commercial Corp.	123	2,891
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	67	1,953
iStar Financial, Inc.	517	6,747
LTC Properties, Inc.	242	12,395
Monmouth Real Estate Investment Corp. Class A	199	2,868
National Health Investors, Inc.	224	18,455
National Storage Affiliates Trust	732	24,427
New Senior Investment Group, Inc.	452	3,019
NexPoint Residential Trust, Inc.	227	10,615
Pennsylvania Real Estate Investment Trust (SBI)	438	2,505
PS Business Parks, Inc.	244	44,396
QTS Realty Trust, Inc. Class A	667	34,290
Ryman Hospitality Properties, Inc.	558	45,650
Safety Income and Growth, Inc.	12	366
Saul Centers, Inc.	131	7,141
Seritage Growth Properties	46	1,955
Tanger Factory Outlet Centers, Inc.	1,138	17,616
Target Hospitality Corp. (a)	404	2,751
Terreno Realty Corp.	88	4,496
The GEO Group, Inc.	1,426	24,727
UMH Properties, Inc.	372	5,238
Uniti Group, Inc.	2,209	17,153
Universal Health Realty Income Trust (SBI)	146	15,009
		482,046
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	3	61
Boston Omaha Corp. (a)	81	1,606
Cushman & Wakefield PLC (a)	1,167	21,625
eXp World Holdings, Inc. (a)	195	1,634
Kennedy-Wilson Holdings, Inc.	755	16,550
Legacy Housing Corp.	21	340
Marcus & Millichap, Inc. (a)	240	8,518
Maui Land & Pineapple, Inc. (a)	44	479
Newmark Group, Inc.	1,571	14,233
Redfin Corp. (a)	1,053	17,733
Twin River Worldwide Holdings, Inc.	224	5,114
		87,893

TOTAL REAL ESTATE		569,939

UTILITIES - 1.8%
Electric Utilities - 0.3%
El Paso Electric Co.	80	5,366
Genie Energy Ltd. Class B	73	545
MGE Energy, Inc.	154	12,300
Otter Tail Corp.	209	11,234
Spark Energy, Inc. Class A,	143	1,509
		30,954
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	194	18,492
New Jersey Resources Corp.	69	3,120
Northwest Natural Holding Co.	54	3,852
South Jersey Industries, Inc.	159	5,233
Southwest Gas Holdings, Inc.	71	6,464
		37,161
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp. (a)	790	1,849
Ormat Technologies, Inc.	167	12,406
Sunnova Energy International, Inc.	40	430
Terraform Power, Inc.	613	11,172
		25,857
Water Utilities - 1.0%
American States Water Co.	443	39,808
AquaVenture Holdings Ltd. (a)	27	525
California Water Service Group	546	28,900
Connecticut Water Service, Inc.	141	9,878
Global Water Resources, Inc.	135	1,598
Middlesex Water Co.	168	10,913
Pure Cycle Corp. (a)	211	2,169
SJW Corp.	200	13,658
York Water Co.	141	6,156
		113,605

TOTAL UTILITIES		207,577

TOTAL COMMON STOCKS
(Cost $11,963,212)		11,659,352
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $11,963,212)		11,659,352
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(22,412)
NET ASSETS - 100%		$11,636,940

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,492
Total	$1,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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